SA Multi-Managed Large Cap Value Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.29%	10.49%	10.01%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	10.66%	8.66%	8.22%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	10.43%	8.49%	8.06%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	8.39%	7.95%